Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

As of December 31, 2022 and 2023, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2022	As of December 31, 2023
			USD	USD	USD
Short-term borrowings:
Beijing Bank	4.50%	October, 2024	2,816,941	-	2,816,939
China Construction Bank (1)	3.65%	February, 2024	2,112,706	-	2,112,706
Shanghai Bank (1)	4.00%	November, 2024	2,112,706	-	2,112,706
Agricultura Bank of China (1)	3.45%	April, 2024	1,971,859	-	1,971,859
Agricultura Bank of China (1)	3.45%	May, 2024	1,690,165	-	1,690,165
Shanghai Rural Commercial Bank	3.30%	October, 2024	1,408,471	-	1,408,471
Bank of Ningbo	4.30%	July, 2024	1,408,471	-	1,408,471
Bank of Ningbo	4.30%	August, 2024	1,408,471	-	1,408,471
Bank of Jiangsu (1)	4.50%	July, 2024	1,408,471	-	1,408,471
Bank of Jiangsu (1)	4.50%	October, 2024	1,408,471	-	1,408,471
Agricultura Bank of China (1)	3.35%	July, 2024	1,408,471	-	1,408,471
Shanghai Bank (3)	4.65%	January, 2024	1,408,471	-	1,408,471
Shanghai Bank (3)	4.65%	January, 2024	1,267,623	-	1,267,623
Agricultura Bank of China (1)	3.35%	May, 2024	845,082	-	845,082
Shanghai Minhang Shangying Bank	5.50%	January, 2024	704,235	-	704,235
Bank of Nanjing (2)	5.50%	June, 2024	704,235	-	704,235
Bank of Nanjing (2)	5.50%	July, 2024	704,235	-	704,235
Agricultura Bank of China (1)	3.45%	March, 2024	704,235	-	704,235
Shanghai Bank (1)	4.00%	November, 2024	704,235	-	704,235
Agricultura Bank of China (1)	3.45%	March, 2024	422,541	-	422,541
Shanghai Bank (3)	4.65%	January, 2024	140,847	-	140,847
Agricultura Bank of China	3.45%	April, 2023	2,029,809	2,029,809	-
Agricultura Bank of China	2.70%	May, 2023	1,449,864	1,449,864	-
Agricultura Bank of China	3.45%	June, 2023	1,449,864	1,449,864	-
Bank of Jiangsu	4.60%	October, 2023	1,449,864	1,449,864	-
CHINA CITIC BANK	4.65%	August, 2023	1,448,414	1,448,414	-
CHINA CITIC BANK	4.65%	September, 2023	1,448,414	1,448,414	-
Shanghai Bank	5.20%	January, 2023	1,304,877	1,304,877	-
Shanghai Bank	4.65%	October, 2023	1,304,877	1,304,877	-
Agricultura Bank of China	4.00%	March, 2023	1,159,891	1,159,891	-
Agricultura Bank of China	2.70%	May, 2023	1,159,891	1,159,891	-
Shanghai Bank	4.65%	November, 2023	869,918	869,918	-
Shanghai Bank	4.65%	November, 2023	724,932	724,932	-
Bank of Nanjing (2)	5.50%	June, 2023	724,932	724,932	-
Bank of Nanjing (2)	5.50%	July, 2023	724,932	724,932	-
Bank of Ningbo	5.35%	June, 2023	724,932	724,932	-
China Merchants Bank (2)	5.05%	August, 2023	704,634	664,062	-
Shanghai Bank	5.20%	January, 2023	144,986	144,986	-
Total				18,784,459	26,760,940

(1)	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I.

(2)	These borrowings are guaranteed by Guizhou Xiao-I.

(3)	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.

The interest expense of short-term borrowings were $625,176, $651,287 and $915,444 for the years ended December 31, 2021, 2022 and 2023, respectively. The weighted average interest rates of short-term loans outstanding were 4.73% and 4.15% per annum as of December 31, 2022 and 2023, respectively.